PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 26,353	$ 19,480
Accumulated depreciation	19,744	14,128
Property and equipment, net	6,609	5,352
Depreciation	3,120	2,754	2,577
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,134	10,841
Accumulated depreciation	5,093	7,814
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	16,910	7,604
Accumulated depreciation	13,770	5,687
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	606	439
Accumulated depreciation	358	241
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	703	596
Accumulated depreciation	$ 523	$ 386